PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.7%
Asset-Backed Securities 2.2%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands), Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.797%(c)	10/17/30	152	$152,600
HPS Loan Management Ltd. (Cayman Islands), Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.786(c)	10/15/30	184	183,940
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	10/26/31	227	226,958
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.929(c)	04/17/30	34	34,385

Total Asset-Backed Securities (cost $597,318)				597,883
Commercial Mortgage-Backed Security 0.4%
ROCK Trust, Series 2024-CNTR, Class E, 144A (cost $100,000)	8.819	11/13/41	100	104,498
Corporate Bonds 81.0%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc., Sr. Sec’d. Notes, 144A	5.125	08/15/27	50	48,913
Aerospace & Defense 1.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	55	54,935
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	15	15,262
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	13	13,114
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	15	15,469
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	20	20,850
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	70	70,087
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	100	108,000
				297,717

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.9%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250%	02/15/28	25	$25,603
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	99,375
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	50	49,291
Sr. Sec’d. Notes, 144A	4.625	04/15/29	75	72,101
				246,370
Apparel 0.8%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	75	69,497
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A(a)	3.500	03/01/31	75	66,409
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	100	87,924
				223,830
Auto Manufacturers 0.4%
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	35	37,173
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	70	69,943
				107,116
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	69	70,563
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	25	25,017
Dana, Inc., Sr. Unsec’d. Notes	4.250	09/01/30	75	66,999
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	40	40,315
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	10	10,276

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/17/28	150	$142,396
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	50	49,108
				404,674
Banks 1.5%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	20	20,021
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	75	72,735
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	50	49,920
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	25	25,175
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	25	27,731

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	200	176,496
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	25	25,844
				397,922
Building Materials 2.4%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	10	9,660
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	65	54,697
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	115	116,536
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.750	07/15/31	25	25,618
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	50	48,034
Masterbrand, Inc., Gtd. Notes, 144A	7.000	07/15/32	15	15,427
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	13	13,222
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	75	71,945
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	74,525
Sr. Sec’d. Notes, 144A	8.875	11/15/31	20	21,288

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375%	01/15/31	20	$17,578
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	23,267
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	150	145,564
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	10	10,213
				647,574
Chemicals 1.7%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	150	130,733
ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	64	37,272
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	5	5,059
Celanese US Holdings LLC, Gtd. Notes	6.600	11/15/28	25	25,892
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	11/15/28	200	212,814
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	40	37,820
				449,590
Commercial Services 6.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	25	24,604
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	40	40,954
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	9.750	07/15/27	100	100,345
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	188,000
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	20	18,971
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	22,652
Gtd. Notes, 144A	4.625	10/01/27	225	215,087

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.375	03/01/29	75	71,299

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Brink’s Co. (The), Gtd. Notes, 144A	4.625%	10/15/27	50	$48,675
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	25	23,039
Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	20	20,714
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	50	49,713
Gtd. Notes, 144A	6.625	06/15/29	15	15,370

Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29	10	6,919
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	175	169,020
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	75	71,299
Service Corp. International,
Sr. Unsec’d. Notes	4.000	05/15/31	75	68,551
Sr. Unsec’d. Notes	5.750	10/15/32	30	29,882

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	15	15,505
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	475	424,658
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	50	43,513
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	25	26,474
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29	10	10,179
				1,705,423
Computers 2.4%
Amentum Holdings, Inc., Gtd. Notes, 144A	7.250	08/01/32	20	20,537
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	195,250
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	45	46,660
Gartner, Inc., Gtd. Notes, 144A	3.750	10/01/30	100	92,594
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	100	97,150

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500%	04/01/29	52	$56,941
NCR Voyix Corp., Gtd. Notes, 144A	5.000	10/01/28	125	120,902
				630,034
Cosmetics/Personal Care 0.1%
Perrigo Finance Unlimited Co., Gtd. Notes	6.125	09/30/32	30	29,811
Distribution/Wholesale 0.8%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	155	143,755
Ritchie Bros Holdings, Inc. (Canada), Gtd. Notes, 144A	7.750	03/15/31	10	10,550
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	50	53,179
				207,484
Diversified Financial Services 5.4%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	55	59,027
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	40	41,531
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	20	20,734
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	10	10,212
Gtd. Notes, 144A	8.000	02/15/27	50	51,625
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	10	9,916
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	15	15,270
Gtd. Notes, 144A	9.250	12/01/28	20	21,407
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	25,947

Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.625	09/01/28	105	101,601
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	25	21,745
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5	5,179
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	10	10,410

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125%	12/15/30	225	$213,895
Gtd. Notes, 144A	5.500	08/15/28	200	196,464
Gtd. Notes, 144A	5.750	11/15/31	15	14,601
Gtd. Notes, 144A	6.500	08/01/29	15	15,154
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	50	47,894
Sr. Unsec’d. Notes	6.750	06/25/25	25	25,129
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	100	93,518
Gtd. Notes	6.625	05/15/29	15	15,304
Gtd. Notes	7.125	03/15/26	75	76,668
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	125	124,700
Gtd. Notes, 144A	7.125	11/15/30	20	20,495
Gtd. Notes, 144A	7.875	12/15/29	15	15,846

PHH Escrow Issuer LLC, Sr. Unsec’d. Notes, 144A	9.875	11/01/29	15	14,525
PRA Group, Inc., Gtd. Notes, 144A	8.875	01/31/30	20	21,003
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.875	03/01/31	25	22,378
Gtd. Notes, 144A	4.000	10/15/33	125	108,557
				1,420,735
Electrical Components & Equipment 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	25	23,479
Gtd. Notes, 144A	4.750	06/15/28	50	48,460
EnerSys,
Gtd. Notes, 144A	4.375	12/15/27	25	23,881
Gtd. Notes, 144A	6.625	01/15/32	10	10,188
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	15	15,377
Gtd. Notes, 144A	6.625	03/15/32	20	20,609
				141,994
Engineering & Construction 0.4%
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29	105	97,439

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 0.2%
Cinemark USA, Inc., Gtd. Notes, 144A	7.000%	08/01/32	10	$10,344
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	50	48,665
				59,009
Environmental Control 1.3%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	125	118,750
Gtd. Notes, 144A	4.375	08/15/29	100	94,750
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	25	23,353
Gtd. Notes, 144A	4.875	12/01/29	100	94,555

Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32	5	5,150
				336,558
Foods 1.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	50	46,161
Gtd. Notes, 144A	6.500	02/15/28	25	25,424
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	125	119,390
Sr. Sec’d. Notes, 144A	8.000	09/15/28	25	25,717

Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31	25	22,440
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30	100	92,957
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	46,873
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	68,377
Sr. Unsec’d. Notes, 144A	6.250	10/15/34	45	44,646

US Foods, Inc., Gtd. Notes, 144A	5.750	04/15/33	10	9,893
				501,878

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250%	11/15/31	30	$29,597
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	15	14,443
Sr. Unsec’d. Notes	5.875	08/20/26	40	39,320
				53,763
Healthcare-Products 1.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	285	267,276
Healthcare-Services 3.9%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	175	154,776
Gtd. Notes, 144A	4.625	06/01/30	200	187,380
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	75	67,311
Sr. Sec’d. Notes, 144A	4.375	02/15/27	25	24,223

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $149,895; purchased 12/08/21)(f)	5.500	09/01/28	150	104,090
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	20	20,325
Select Medical Corp., Gtd. Notes, 144A	6.250	12/01/32	15	15,024
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	150	141,695
Sr. Sec’d. Notes	4.375	01/15/30	200	187,464
Sr. Unsec’d. Notes	6.875	11/15/31	125	132,017
				1,034,305
Home Builders 6.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	25	23,376
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	125	125,747
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	148,954
Gtd. Notes	7.250	10/15/29	75	76,547

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250%	09/15/27	50	$49,752
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	70,875

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	25	26,625
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	125	120,973
KB Home,
Gtd. Notes	4.000	06/15/31	150	136,172
Gtd. Notes	4.800	11/15/29	25	24,171

Landsea Homes Corp., Gtd. Notes, 144A	8.875	04/01/29	50	51,219
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	147,299
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	187,500
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	75	75,411
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,282
Sr. Unsec’d. Notes	4.750	04/01/29	100	95,804

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	25	26,580
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	50,303
Gtd. Notes, 144A	5.875	06/15/27	75	75,824
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	25	24,418

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	150	150,493
				1,712,325
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	75	69,632
Housewares 0.9%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	20	20,342
Sr. Unsec’d. Notes	6.625	05/15/32	10	10,176

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares (cont’d.)

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000%	04/01/31	150	$133,761
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A (original cost $96,580; purchased 12/08/21)(f)	6.500	10/01/29	100	64,048
				228,327
Insurance 0.8%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	35	35,743
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	25	23,925
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	50	51,407
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	15	15,614

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	50	47,597
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	25	23,730
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	25	24,115
				222,131
Internet 0.6%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	124,717
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	25	23,170
				147,887
Iron/Steel 0.8%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	100,773
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	50	50,285
Gtd. Notes, 144A	6.875	11/01/29	25	25,178
Gtd. Notes, 144A	7.000	03/15/32	25	25,163
Gtd. Notes, 144A	7.375	05/01/33	20	20,362
				221,761

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 1.3%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750%	02/16/31	50	$50,863
Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	20	20,008
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	7.750	02/15/29	250	265,312
				336,183
Lodging 0.3%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	100	88,339
Machinery-Construction & Mining 0.3%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	75	72,266
Gtd. Notes, 144A	6.250	10/15/32	20	20,019
				92,285
Machinery-Diversified 0.9%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	30	32,428
Sr. Sec’d. Notes, 144A	7.500	01/01/30	100	104,432

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	50	37,569
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	50	53,696
				228,125
Media 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	219,460
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $69,525; purchased 01/19/22 - 06/03/22)(f)	6.625	08/15/27(d)	285	1,635
Sec’d. Notes, 144A (original cost $107,008; purchased 01/10/22 - 08/30/22)(f)	5.375	08/15/26(d)	299	1,777
DISH DBS Corp.,
Gtd. Notes	7.375	07/01/28	50	37,762
Gtd. Notes	7.750	07/01/26	125	107,067

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27	60	$63,647
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $125,450; purchased 12/08/21)(f)	4.500	09/15/26	125	107,835
Sr. Unsec’d. Notes, 144A (original cost $46,315; purchased 12/08/21 - 04/17/23)(f)	6.500	09/15/28	75	50,086

Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $68,838; purchased 12/08/21 - 05/05/23)(f)	5.125	02/15/27	75	66,552
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	175	174,359
Sr. Sec’d. Notes, 144A	8.000	08/15/28	45	45,958

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	178,250
				1,054,388
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	25	23,587
Mining 1.1%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31	55	62,132
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	125	125,625
Novelis Corp., Gtd. Notes, 144A	4.750	01/30/30	100	94,189
Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	10	10,340
				292,286
Miscellaneous Manufacturing 0.9%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	50	49,693
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	117,945

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	65	67,793
				235,431

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.0%
Zebra Technologies Corp., Gtd. Notes, 144A	6.500%	06/01/32	10	$10,251
Oil & Gas 2.6%
Antero Resources Corp., Gtd. Notes, 144A	7.625	02/01/29	25	25,629
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	30	30,045
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	140	143,366

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	20	20,765
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	118,244
Gtd. Notes, 144A	6.750	03/01/29	25	24,645
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	45	44,696
Gtd. Notes, 144A	5.500	02/01/26	50	50,010
Gtd. Notes, 144A	5.875	02/01/29	35	35,052

Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	50	47,587
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.500	04/30/30	150	141,894
				681,933
Packaging & Containers 2.2%
Ball Corp., Gtd. Notes	2.875	08/15/30	125	109,760
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29	25	22,957
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	125	111,951
Sr. Sec’d. Notes, 144A	8.625	10/01/31	30	28,272
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	40	39,413

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	35	35,852
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	19	18,954
Gtd. Notes, 144A	7.250	05/15/31	25	24,950

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750%	12/31/28	120	$133,073
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	46,617
				571,799
Pharmaceuticals 3.4%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	150	136,947
Gtd. Notes, 144A	6.125	08/01/28	25	24,604
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	200	134,000
Gtd. Notes, 144A	5.000	02/15/29	50	29,750
Gtd. Notes, 144A	5.250	01/30/30	400	228,000
Gtd. Notes, 144A	5.250	02/15/31	50	27,250
Gtd. Notes, 144A	6.250	02/15/29	25	16,000
Gtd. Notes, 144A	7.000	01/15/28	50	35,000
Gtd. Notes, 144A	9.000	12/15/25	25	24,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	41,375

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	200	182,809
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	26	27,174
				907,409
Pipelines 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	100	98,026
Gtd. Notes, 144A	5.750	03/01/27	50	49,973
Gtd. Notes, 144A	6.625	02/01/32	10	10,183
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	10	10,289
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	10	10,375
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	50	51,371
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	27,072

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	75	75,542

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28	150	$146,074
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	69,651
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	20	20,467
Sr. Sec’d. Notes, 144A	9.500	02/01/29	125	139,655
Sr. Sec’d. Notes, 144A	9.875	02/01/32	85	94,477
				803,155
Real Estate 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	63	64,307
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	150	147,348
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	75	71,125
				282,780
Real Estate Investment Trusts (REITs) 2.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	56,932
Gtd. Notes	9.750	06/15/25	17	17,004
Sr. Unsec’d. Notes	4.750	02/15/28	10	8,550
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	4.625	08/01/29	50	36,582
Gtd. Notes	5.000	10/15/27	50	42,460

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes, 144A	7.000	02/01/30	10	10,229
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.750	10/15/27	75	73,576
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	225	206,028
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	25	24,348
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	10	10,299

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750%	04/15/28	25	$23,395
Sr. Sec’d. Notes, 144A	10.500	02/15/28	100	106,268
				615,671
Retail 4.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29	25	23,156
Sr. Sec’d. Notes, 144A	3.875	01/15/28	125	119,219

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	50	46,082
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	25	24,463
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	50	53,157
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28	125	133,134
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30	53	58,449
Sr. Sec’d. Notes, 144A, PIK 14.000%	14.000	06/01/31	52	61,931

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	40	35,773
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	100	88,216
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	100	93,228
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	35	33,056
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	25	26,123

Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	25	23,155
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	80	70,007
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	55	52,460
Gtd. Notes, 144A	6.375	11/01/32	25	24,739

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	75	76,556

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875%	03/01/27	100	$99,473
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	70	64,488
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	65	65,384
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26	10	10,000
				1,282,249
Software 1.0%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	75	73,031
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	75	70,166
Sr. Sec’d. Notes, 144A	3.875	07/01/28	50	46,983

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	75	74,796
				264,976
Telecommunications 5.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.750	08/15/29	200	151,500
Sr. Sec’d. Notes, 144A	9.625	07/15/27	200	188,500
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	57	4,255
Sr. Sec’d. Notes, Series 3A14, 144A^	0.000	12/31/30	—(r)	40
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	5	34

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27	207	201,081
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	6	5,071
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	50	50,048
Sec’d. Notes, 144A	6.000	01/15/30	50	50,174
Sec’d. Notes, 144A	6.750	05/01/29	25	25,318

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Frontier Communications Holdings LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	5.000%	05/01/28	75	$74,402
Sr. Sec’d. Notes, 144A	5.875	10/15/27	75	75,067

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	8.500	04/15/31	200	212,250
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	75	69,469
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	150	126,132
Sec’d. Notes, 144A	4.875	06/15/29	50	43,933
Sr. Sec’d. Notes, 144A	10.500	04/15/29	50	56,044
Sr. Sec’d. Notes, 144A	11.000	11/15/29	47	53,311

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	50	60,899
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	08/15/28	25	25,170
Sr. Sec’d. Notes, 144A	8.250	10/01/31	25	26,102
				1,498,800
Transportation 1.1%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	95	101,166
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	100	103,622
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	75	76,024
				280,812

Total Corporate Bonds (cost $22,053,653)				21,491,534
Floating Rate and Other Loans 2.7%
Advertising 0.1%
Terrier Media Buyer, Inc., Term Facility, 2 Month SOFR + 3.500%	8.071(c)	06/18/29	22	19,489

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment 0.2%
First Brands Group LLC, Second Lien 2021 Term Loan, 3 Month SOFR + 8.500%	13.347%(c)	03/30/28	33	$30,040
Tenneco, Inc., Term A Loan, 1 Month SOFR + 4.850%	9.414(c)	11/17/28	30	28,918
				58,958
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	7.906(c)	03/01/29	15	14,819
Forest Products & Paper 0.1%
Glatfelter Corp., New Term Loan, 1 Month SOFR + 4.250%	8.764(c)	10/31/31	25	25,031
Housewares 0.3%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	8.687(c)	10/06/28	98	79,463
Insurance 0.1%
Acrisure LLC, 2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.849(c)	11/06/30	25	24,917
Media 1.0%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.109(c)	01/18/28	199	195,586
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/31/24	37	39,866
First Lien Term Loan, 1 Month SOFR + 10.100%	14.772(c)	05/25/26	1	1,036
Second Lien Term Loan	8.175	08/24/26(d)	25	125

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	09/25/26	25	21,644
				258,257
Metal Fabricate/Hardware 0.3%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	11.104(c)	04/23/30	95	93,580

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Pharmaceuticals 0.0%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	10.706%(c)	02/01/27	4	$3,936
Software 0.3%
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	7.797(c)	05/01/31	50	49,833
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.937(c)	07/14/28	51	40,741
				90,574
Telecommunications 0.2%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	26	24,430
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.133(c)	04/15/29	15	15,278
Term B-2, 1 Month SOFR + 6.560%	11.133(c)	04/15/30	15	15,377
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%^	13.935(c)	10/18/27	1	24
Initial Term Loan, 3 Month SOFR + 6.540%	11.125(c)	10/18/27	2	1,167
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	11.385(c)	10/18/27	4	197
				56,473

Total Floating Rate and Other Loans (cost $749,826)				725,497
U.S. Treasury Obligations 2.5%
U.S. Treasury Notes(k)	2.750	04/30/27	408	395,186
U.S. Treasury Notes	4.375	07/31/26	260	260,620

Total U.S. Treasury Obligations (cost $666,092)				655,806

Shares
Affiliated Exchange-Traded Funds 5.4%
PGIM AAA CLO ETF	20,421	1,049,027

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Affiliated Exchange-Traded Funds (Continued)
PGIM Ultra Short Bond ETF	7,500	$373,425

Total Affiliated Exchange-Traded Funds (cost $1,412,562)(wa)		1,422,452
Common Stocks 0.4%
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)^	535	88,644
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*^	7,746	19,442

Total Common Stocks (cost $121,233)		108,086
Preferred Stocks 0.1%
Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	6	6,000
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*^	825	9,075

Total Preferred Stocks (cost $11,040)		15,075

Total Long-Term Investments (cost $25,711,724)		25,120,831

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 4.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wa)	1,004,154	$1,004,154
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $184,366; includes $184,181 of cash collateral for securities on loan)(wa)	184,474	184,363

Total Short-Term Investments (cost $1,188,520)		1,188,517

TOTAL INVESTMENTS 99.2% (cost $26,900,244)		26,309,348
Other assets in excess of liabilities(z) 0.8%		208,294

Net Assets 100.0%		$26,517,642

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $221,098 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,402; cash collateral of $184,181 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $663,611. The aggregate value of $396,023 is 1.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at November 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan,, 1.500%, Maturity Date 04/23/30 (cost $9,401)^	10	$9,405	$4	$—
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	2 Year U.S. Treasury Notes	Mar. 2025	$1,236,656	$2,825
1	5 Year U.S. Treasury Notes	Mar. 2025	107,602	850
2	10 Year U.S. Treasury Notes	Mar. 2025	222,375	2,513
2	20 Year U.S. Treasury Bonds	Mar. 2025	239,000	5,475
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	127,188	4,678
				$16,341
Credit default swap agreement outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	905	2.947%	$71,219	$86,836	$15,617
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.590%	BARC	12/20/24	1,850	$19,738	$—	$19,738
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	GSI	12/20/24	(220)	4,273	—	4,273
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	MSI	12/20/24	(100)	417	—	417
					$24,428	$—	$24,428
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).